Loans (Details 4) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	[1]	$ 5,702,258	$ 5,448,788
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		5,778,424	5,505,658
Financial assets impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		64,701	58,759
Up to 1 month [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		820,184	846,993
From 1 month to 3 months [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		966,210	1,079,793
From 3 months to 6 months [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		1,281,615	1,175,801
From 6 months to 1 year [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		769,280	922,711
From 1 year to 2 years [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		719,564	392,456
From 2 to 5 years [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		1,110,489	989,222
More than 5 years [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		46,381	39,923
Loan commitments [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		$ 5,713,723	$ 5,446,899

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.